SCOPE OF CONSOLIDATION - Income (Loss) from Investments in Associates, Joint Ventures and Other Investments (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Share in net earnings of equity-accounted companies		$ 2,091	$ 430	$ 252
Impairment charges		0	(211)	0
Gain (loss) on disposal		16	0	(4)
Dividend income		97	15	99
Total		2,204	234	$ 347
DHS Group
Disclosure of financial assets [line items]
Impairment charges	$ (211)	$ (211)	$ (211)